CADRE INSTITUTIONAL INVESTORS TRUST
                CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
                  CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
                   CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
                                  ANNUAL REPORT

                               SEPTEMBER 30, 2002

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
CIIT CHAIRMAN'S ANNUAL REPORT LETTER
--------------------------------------------------------------------------------
Dear Shareholders:

This has been a rough year for our economy. What will we remember about 2002? Will 2002 be remembered for the incredible mortgage rates? Or for the Fed Reserve lowering rates to levels not seen in more than 40 years? Or will we remember 2002 for the endless wave of companies that reported that they failed to implement appropriate safeguards to protect the assets of their investors?

Your board of trustees wants to assure you that your investment in the trust has to meet strict investment criterion. There are concentration limits regarding companies and industries. These diversification tests are filed quarterly and are mandated by the IRS. As another example of our commitment to providing you with investment safeguards we have the Money Market Series rated AAAm (the highest rating) by Standard and Poor's while the U.S. Government Series is rated AAAm by Standard and Poor's and Aaa by Moody's. This year, as mandated by the Sarbanes-Oxley Act of 2002, Cadre Financial Services, Inc. will be certifying these Financial Statements. As you can see, your Board of Trustees takes very seriously the safety of your investment. In February of this year, the Trust's total assets reached a record high of $2.2 billion. This shows an enormous amount of confidence in the Trust, its Board of Trustees and its administrator, Cadre Financial Services, Inc., a wholly owned subsidiary of Ambac.

As a shareholder of the Trust, you can access your account information 24 hours a day, seven days a week through COMPASS. This online service offers complete, up-to-date account and investment information, pertinent general information, transaction input up to six months in advance, current and previous monthly statements and current yield information.

On behalf of your Board of Trustees, I want to thank each of you for your continued confidence and support.



Sincerely,


/s/ Michael P. Flanagan
Michael P. Flanagan
Chairman

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
ECONOMIC OVERVIEW
--------------------------------------------------------------------------------
The period began with the federal funds target rate at 1.75% and with the Federal Reserve having just adopted a neutral bias towards the direction of interest rate after having already lowered short-term interest rates by 475 basis points in 2002. The fed had moved to a neutral bias as some early signs of an economic recovery began to emerge. In fact, the market was predicting interest rate increases before the end of 2002, as evidenced by the December 2002 fed funds futures' contract trading at 3.4% at the end of March.

Signs of the much hoped for economic recovery began to disappear. In the second quarter, gross domestic product grew at only a 1.3% annual rate. Furthermore, revisions to previous reports show that the economy actually contracted in the first nine months of 2001 and that the economy grew at a 5.0% rate in the first quarter as opposed to the 6.1% rate which was previously reported. Consumer spending, which accounts for two-thirds of economic activity, rose at a 1.8% rate which was the slowest since the third quarter of 2001. That was followed by a lower than expected 3.1% annual rate in the third quarter rate. Growth in the third quarter was fueled by the consumer, as evidenced by consumer spending increasing at a 4.2% annual rate. However, recent reports suggest that the consumer may be pulling back. In October, consumer confidence plunged to a nine year low as job cuts and expectations of declining incomes burdened consumers. The Confidence Board's consumer confidence index decreased to 79.4 from 93.7. The 14.3 point decline was the largest since the terrorist attacks. It was the fifth straight decline and reflected declines in consumers' assessments of their present conditions and expectations for the next six months.

Also, U.S. manufacturing contracted in October for the second straight month, reflecting a slowdown in production. The manufacturing index of the institute for Supply Management, formerly known as The National Association of Purchasing Management, fell to 48.5 in the month of September. A level below 50 signals a contracting manufacturing sector. Also, the index is down from its recent high of 56.2 in June. Although the manufacturing sector had showed some sign of recovering, with the outlook for demand uncertain, it is likely that businesses will be cautious in rebuilding inventory.

The labor market continues to deteriorate. In October the U.S. unemployment rate increase to 5.7% from 5.6%. Payrolls fell 5,000 after dropping 13,000 in September. Also, manufacturing employment declined for a 27th straight month. Furthermore, since March of 2001, more than 1.5 million jobs have been lost.

These signs of slow economic growth caused the Fed to adopt a tightening bias at their August meeting and actually two Fed members voted for a rate cut at the September meeting. However, the Fed chose to leave the fed funds target rate at 1.75%. The market is currently predicting an easing of monetary policy before the end of the year as evidenced by the 1.395% yield of the December fed funds futures' contract.








Cadre Financial Services, Inc.

                              TRUSTEES AND OFFICERS

Chairman / Trustee    Michael P. Flanagan *      Executive Director
                                                 MASA

Trustee               Richard J. Anderson *+     Associate Executive Director
                                                 NSBA

Trustee               Frank Bivona               Vice Chairman and CFO
                                                 Ambac Financial Group, Inc.

Trustee               Harvey A. Fein *+          Vice President and CFO
                                                 Molina Health Care, Inc.

Trustee               Russell E. Galipo +        Retired


Trustee               C. Roderick O'Neil         Retired


Trustee               William J. Reynolds, Esq.  Retired


Trustee               Dr. Don I. Tharpe *        Vice President and COO
                                                 Council on Foundations

President             Kevin J. Burke             Chief Executive Officer
                                                 Cadre Financial Services, Inc.

Secretary             Anne G. Gill, Esq.         First Vice President
                                                 Ambac Financial Group, Inc.

Assistant Secretary   Fred Jensen, Esq.          Vice President
                                                 Cadre Financial Services

Assistant Secretary   Jennifer Scheffel, Esq.    Assistant Vice President
                                                 Cadre Financial Services, Inc

Treasurer             Danielle Buell             Vice President
                                                 Cadre Financial Services, Inc

                              TEAM OF PROFESSIONALS

Investment Adviser                              Cadre Financial Services, Inc.
Administrator                                   Cadre Financial Services, Inc.
Transfer Agent                                  Cadre Financial Services, Inc.
Distributor                                     Ambac Securities, Inc
Custodian                                       US Bank
Independent Auditors                            KPMG LLP
Legal Counsel                                   Schulte, Roth & Zabel LLP


*Audit committee
+Nominating Committee

                             THIS PAGE INTENTIONALLY
                                   LEFT BLANK

KPMG

            757 Third Avenue
            New York, NY  10017


                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------



To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust:

We have audited the accompanying statements of assets and liabilities of Cadre Liquid Asset Fund - U.S. Government Series, Cadre Affinity Fund - U.S. Government Series, and Cadre Reserve Fund - U.S. Government Series, (the "Funds") each a series of the Cadre Institutional Investors Trust, as of September 30, 2002, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the four-year period then ended, and the financial highlights for each of the years or periods in the six-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Liquid Asset Fund - U.S. Government Series, Cadre Affinity Fund - U.S. Government Series, and Cadre Reserve Fund - U.S. Government Series as of September 30, 2002, the results of their operations, the changes in their net assets for each of the years or periods in the four-year period then ended, and the financial highlights for each of the years or periods in the six-year period then ended, in conformity with accounting principles generally accepted in the United States of America.





                                         /s/ KPMG LLP


November 8, 2002

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002
----------------------------------------------------------------------------

                                                                  CADRE            CADRE AFFINITY            CADRE RESERVE
                                                               LIQUID ASSET            FUND                       FUND
                                                                  FUND
                                                        ---------------------     ---------------------     ---------------------

ASSETS:
Investment in Cadre Institutional Investors Trust
   U.S. Government Money Market  Portfolio, at value            $ 22,199,245        $       17,556,210        $      123,128,652
Receivable for cash disbursed pending liquidation
    of fund shares                                                   444,112                         -                   970,485
Other assets                                                         217,121                   101,720                     4,871
                                                        ---------------------     ---------------------     ---------------------
          Total Assets                                            22,860,478                17,657,930               124,104,008
                                                        ---------------------     ---------------------     ---------------------

LIABILITIES:

Payable to custodian bank                                            444,112                         -                         -
Cash received pending investment in fund shares                            -                         -                   970,485
Administration fees payable                                            1,446                       890                    14,222
12b-1 fees payable                                                         -                     1,651                         -
Transfer agent fees payable                                              379                       234                     7,111
Accrued trustees' fees and expenses                                    1,040                       534                     1,162
Other accrued expenses                                                29,570                    19,163                    16,752
                                                        ---------------------     ---------------------     ---------------------
          Total Liabilities                                          476,547                    22,472                 1,009,732
                                                        ---------------------     ---------------------     ---------------------

NET ASSETS                                                      $ 22,383,931              $ 17,635,458        $      123,094,276
                                                        =====================     =====================     =====================

Shares of beneficial interest outstanding
(unlimited shares authorized)                                     22,383,931                17,635,458               123,094,276
                                                        =====================     =====================     =====================

NET ASSET VALUE, OFFERING PRICE AND                               $     1.00                $     1.00        $             1.00
                                                        =====================     =====================     =====================
     REDEMPTION PRICE PER SHARE


NET ASSETS CONSIST OF:
Common Stock, at par value                                   $        22,384              $     17,635        $          123,094
Paid-in capital in excess of par value                            22,361,547                17,617,823               122,971,182
                                                        ---------------------     ---------------------     ---------------------
   NET ASSETS                                                   $ 22,383,931              $ 17,635,458              $123,094,276
                                                        =====================     =====================     =====================






   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

                                                          CADRE             CADRE             CADRE
                                                      LIQUID ASSET         AFFINITY           RESERVE
                                                          FUND               FUND              FUND
                                                     ---------------  ------------------     ---------
INVESTMENT INCOME:

INVESTMENT INCOME AND EXPENSES ALLOCATED
     FROM CIIT U.S. GOVERNMENT MONEY MARKET PORTFOLIO

     Interest                                           $ 281,602         $ 411,394         $2,337,820

     Expenses                                              14,565            21,724            123,571
                                                        ---------         ---------         ----------
NET INVESTMENT INCOME FROM CIIT
     U.S. GOVERNMENT MONEY MARKET PORTFOLIO               267,037           389,670          2,214,249


EXPENSES:
    Administration fees                                    24,641            36,886            109,563
    Transfer agent fees                                     6,485             9,707             54,781
    12b-1 fees                                               --              19,414               --
    Custodian fees                                         31,620            53,038              6,441
    Audit and tax fees                                     10,100            10,100             10,100
    Printing fees                                             700               700                700
    Other expenses                                         10,229             5,426             18,223
                                                        ---------         ---------         ----------
              Total expenses                               83,775           135,271            199,808
              Less/Plus:  Fee waivers and
                     expense recoupments                  (14,335)          (11,497)            38,740
                                                        ---------         ---------         ----------
              Net expenses                                 69,440           123,774            238,548
                                                        ---------         ---------         ----------
NET INVESTMENT INCOME                                   $ 197,597         $ 265,896         $1,975,701
                                                        =========         =========         ==========









    The accompanying notes are an integral part of these financial statements

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                              CADRE LIQUID ASSET FUND
                                                           FOR THE YEAR ENDED SEPTEMBER 30,

                                                                2002            2001
                                                          --------------   ---------------

OPERATIONS:
   Net investment income                                  $     197,597    $   1,821,696
                                                          -------------    -------------

DIVIDENDS TO SHAREHOLDERS FROM:

   Net investment income                                       (197,597)      (1,821,696)
                                                          -------------    -------------

SHARE TRANSACTIONS:

   Net proceeds from sale of shares                         901,453,036      762,523,434
   Net asset value of shares issued to shareholders
       from reinvestment of dividends
                                                                197,597        1,821,696
   Cost of shares redeemed                                 (903,765,408)    (775,982,861)
                                                           -------------   -------------
       Net (decrease) increase  in net assets resulting
         from share transactions                             (2,114,775)     (11,637,731)
                                                          -------------    -------------

                                                             (2,114,775)     (11,637,731)
NET ASSETS:

   Beginning of period                                       24,498,706       36,136,437
                                                          -------------    -------------
   End of period                                          $  22,383,931    $  24,498,706
                                                          =============    =============

OTHER INFORMATION

Share Transactions:
   Shares sold                                              901,453,036      762,523,434
   Shares issued to shareholders from
          reinvestment of dividends                             197,597        1,821,696
   Shares repurchased                                      (903,765,408)    (775,982,861)
                                                          -------------    -------------
        Net (decrease) increase in shares outstanding        (2,114,775)     (11,637,731)
                                                          =============    =============





   The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------------------


           CADRE AFFINITY FUND                     CADRE RESERVE FUND
           -------------------                     ------------------
     FOR THE YEAR ENDED SEPTEMBER 30,         FOR THE YEAR ENDED SEPTEMBER 30,
      2002                 2001                  2002                 2001
---------------      --------------        ---------------       --------------

$     265,896        $     866,940         $   1,975,701         $   3,542,246
-------------        -------------         -------------         -------------



     (265,896)            (866,940)           (1,975,701)           (3,542,246)
-------------        -------------         -------------         -------------



  226,315,196          215,809,536           406,137,108           259,645,914

      265,896              866,940             1,975,701             3,542,246
 (227,178,721)        (223,399,377)         (381,242,755)         (217,342,251)
-------------        -------------         -------------         -------------

     (597,629)          (6,722,901)           26,870,054            45,845,909
-------------        -------------         -------------         -------------

     (597,629)          (6,722,901)           26,870,054            45,845,909


   18,233,087           24,955,988            96,224,222            50,378,313
-------------        -------------         -------------         -------------
$  17,635,458        $  18,233,087         $ 123,094,276         $  96,224,222
=============        =============         =============         =============




  226,315,196          215,809,536           406,137,108           259,645,914

      265,896              866,940             1,975,701             3,542,246
 (227,178,721)        (223,399,377)         (381,242,755)         (217,342,251)
-------------        -------------         -------------         -------------
     (597,629)          (6,722,901)           26,870,054            45,845,909
=============        =============         =============         =============







   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of Cadre Liquid Asset Fund - U.S. Government Series (formerly known as Cadre Institutional Investors Trust Liquid Asset Fund and U.S. Government Money Market Fund, the "Cadre Liquid Asset Fund"), the Cadre Affinity Fund - U.S. Government Series ("Cadre Affinity Fund") and the Cadre Reserve Fund - U.S. Government Series ("Cadre Reserve Fund") (collectively the "Funds"). The Funds commenced operations on April 24, 1996, May 3, 1999 and January 5, 1999, respectively.

The Funds invest all of their investable assets in the U.S. Government Money Market Portfolio ("the Portfolio"). The Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Funds.

The value of the Funds' investment in the Portfolio, as reflected in the Statements of Assets and Liabilities, reflects each Fund's proportionate interest in the net assets of the Portfolio (13.6% for Cadre Liquid Asset Fund, 10.8% for Cadre Affinity Fund and 75.6% for Cadre Reserve Fund at September 30,
2002). The Funds' performance is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

Pursuant to the board of trustee's meeting held on December 15, 1999, the trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

INVESTMENT INCOME
The Funds record their proportionate share of the Portfolio's net investment income and realized gains and losses each day. Net investment income and realized gains and losses of the Portfolio are allocated on a pro-rata basis among the Funds and the other investors in the Portfolio at the time of such determination.

DIVIDENDS TO SHAREHOLDERS
Substantially all of the Funds' net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Funds' daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Funds. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

FEDERAL INCOME TAXES
The Funds are treated as separate entities for federal income tax purposes and intend to qualify each year as "regulated investment companies" under Subchapter M of the Code and to make distributions of substantially all of their income, including net realized capital gains, if any, to relieve themselves from substantially all Federal and excise taxes. Therefore, no Federal income tax provisions are required.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES
The Trust, on behalf of the Funds, has entered into an Administration Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., under which Cadre is responsible for certain aspects of the administration and operation of the Funds. For its services Cadre is paid an annual fee based on the Funds' average daily net assets according to the following schedule:

------------------------------------ ------------------------- ----------------------- ----------------------
                                             Cadre Liquid           Cadre Affinity          Cadre Reserve
                                              Asset Fund                 Fund                    Fund
------------------------------------ ------------------------- ----------------------- ----------------------
0 - $250,000,000                                0.19%                 0.19%                  0.10%
------------------------------------ ------------------------- ----------------------- ----------------------
$250,000,001 - $1,000,000,000                   0.165%                0.165%                 0.075%
------------------------------------ ------------------------- ----------------------- ----------------------
Over $1,000,000,000                             0.14%                 0.14%                  0.05%
------------------------------------ ------------------------- ----------------------- ----------------------

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

The Trust, on behalf of the Funds, has entered into a Transfer Agent Agreement with Cadre, under which Cadre is responsible for providing shareholder recordkeeping services to the Funds. For its services, Cadre is paid by each fund an annual fee of 0.05% of the Funds' first $250 million average daily net assets, 0.04% of the Funds' next $750 million average daily net assets and 0.03% of the Funds' average daily net assets in excess of $1 billion.

Ambac Securities, Inc., formerly known as Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares. Under the Distribution Plan, ASI receives payment of 0.10% of the average net assets of the Affinity Series. This payment is disbursed fully on a pro-rated basis to the various organizations, which ASI has entered into Distribution Agreements with, that provide assistance to the Series.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee and the Chairman of the Nominating Committee, each receive an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

NOTE 4 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Cadre has voluntarily agreed to waive a portion of its fees and to reimburse the Funds for certain expenses to the extent the total operating expenses of the Funds exceed 0.65%, 0.75% and 0.33% (annualized) of the Cadre Liquid Asset Fund, Cadre Affinity Fund and the Cadre Reserve Fund's average daily net assets, respectively. During the year ended September 30, 2002, Cadre waived and reimbursed the following fees so that the Funds could meet this expense limitation.


--------------------------- -------------- ------------- ---------------- ------------ ------------------ ------------ -------------
                                Expense              Waived Fees                 Reimbursed Expense                 Total
             Fund               Limit        Current       Life to Date     Current         Life to        Current         Life to
                                                                                              Date                           Date
--------------------------- -------------- ------------- ---------------- ------------ ------------------ ------------ -------------
Cadre Liquid Asset Fund          0.65%        $15,632         $94,025          $0            $ 39,904       $15,632        $133,929
--------------------------- -------------- ------------- ---------------- ------------ ------------------ ------------ -------------
Cadre Affinity Fund              0.75%        $14,020         $63,004          $0            $ 39,539       $14,020        $102,543
--------------------------- -------------- ------------- ---------------- ------------ ------------------ ------------ -------------
Cadre Reserve Fund               0.33%          $0           $225,809          $0            $114,088          $0          $339,897
--------------------------- -------------- ------------- ---------------- ------------ ------------------ ------------ -------------

The Fund has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which the Funds have agreed to reimburse Cadre for any waived fees or reimbursed expenses to the extent the Funds' total operating expenses are less than the expense limitation of 0.65%, 0.75% and 0.33% (annualized) of the Cadre Liquid Asset Fund, Cadre Affinity Fund and the Cadre Reserve Fund's average daily net assets, respectively.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
During the year ended September 30, 2002, the following was reimbursed to Cadre pursuant to the terms of the Plan:


                                  ----------------------------------------------
                                     Expense       Amounts Reimbursed to Cadre
             Fund                     Limit       Current         Life to date
------------------------------------------------------------- ------------------
Cadre Liquid Asset Fund               0.65%        $1,296             $43,840
------------------------------------------------------------- ------------------
Cadre Affinity Fund                   0.75%        $2,523             $14,973
------------------------------------------------------------- ------------------
Cadre Reserve Fund                    0.33%       $38,740             $51,702
------------------------------------------------------------- ------------------

Pursuant to the Excess Expense Reimbursement Plan, Cadre has determined that some reimbursable costs were unrecoverable. Therefore the balances due to Cadre have been reduced by these amounts. During the year ended September 30, 2002, Cadre deemed the following as unrecoverable:

                                ------------------------------------------------
                                               Amount Unrecoverable
------------------------------- ------------------------- ----------------------
           Fund                          Current                  Life to date
------------------------------- ------------------------- ----------------------
Cadre Liquid Asset Fund                    $0                        $36,635
------------------------------- ------------------------- ----------------------
Cadre Affinity Fund                        $0                        $34,177
------------------------------- ------------------------- ----------------------
Cadre Reserve Fund                         $0                        $101,126
------------------------------- ------------------------- ----------------------


As of September 30, 2002, the balances which remain recoverable for each fund are as follows:

------------------------------------------------------------------------
            Fund                            Remaining Recoverable
------------------------------------------------------------------------
Cadre Liquid Asset Fund                       $     53,454
------------------------------------------------------------------------
Cadre Affinity Fund                           $     53,393
------------------------------------------------------------------------
Cadre Reserve Fund                            $    187,069
------------------------------------------------------------------------


CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding, is as follows:

                                                                     FOR THE
                                                                     ELEVEN
                                                                     MONTHS
                                                                     ENDED
                                  FOR THE YEAR ENDED SEPT. 30,      SEPT. 30,               FOR THE YEAR ENDED OCTOBER 31,
                                  ---------------------------     --------------       ---------------------------------------
                                       2002          2001             2000               1999          1998          1997
                                  ------------  ------------     --------------       ----------- -------------- -------------
For a share outstanding
  throughout the period

Net asset value, beginning of
  Period                               $ 1.00        $ 1.00             $ 1.00            $ 1.00         $ 1.00        $ 1.00
                                  ------------  ------------     --------------       ----------- -------------- -------------

Income from investment
  operations:
  Net investment income (1)             0.015         0.046              0.051             0.046          0.052         0.053

Less dividends:
  Dividends from net investment
  Income                               (0.015)       (0.046)            (0.051)           (0.046)        (0.052)       (0.053)
                                  ------------  ------------     --------------       ----------- -------------- -------------

Net asset value, end of period         $ 1.00        $ 1.00             $ 1.00            $ 1.00         $ 1.00        $ 1.00
                                  ============  ============     ==============       =========== ============== =============

Ratio/Supplemental Data:
Total Return                            1.47%         4.55%              5.25%  **         4.70%          5.17%         5.39%
Net assets, end of period (000's)    $ 22,384      $ 24,499           $ 36,136          $ 45,148    $   98,229     $  138,661

Ratio to average net assets:
   Net investment income                1.53%         4.61%              5.57%  *          4.61%          5.17%         5.38%

Operating expenses including
 reimbursement/waiver/recoupment        0.65%         0.64%              0.45%  *          0.45%          0.41%         0.26%
Operating expenses excluding
 reimbursement/waiver/recoupment        0.76%         0.54%              0.63%  *          0.55%          0.47%         0.49%

---------------------------------------------- ------------- --- -------------- ----------------- -------------- -------------

(1) Net investment income per share before waiver of fees and reimbursement of expenses by the Investment Adviser was $0.0142, $0.0471, $0.0494, $0.0451, $0.0523 and $0.0514 for the years ended September 30, 2002 and 2001, the eleven months ended September 30, 2000, and the years ended October 31, 1999, 1998 and 1997, respectively.

* - Annualized                        ** - Unannualized




CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:

                                                                                             FOR THE              FOR THE
                                                                                             ELEVEN                PERIOD
                                                                                             MONTHS              MAY 3,1999***
                                                                                             ENDED                THROUGH
                                                    FOR THE YEAR ENDED SEPT. 30,           SEPT. 30,             OCTOBER 31,
                                                 ------------      --------------     -------------------     -----------------

                                                      2002               2001                 2000                    1999
                                                 ------------      --------------     -------------------     -----------------

For a share outstanding Throughout the period:

Net asset value, beginning of period                   $  1.00           $   1.00                 $  1.00                $ 1.00
                                                 -------------      -------------     -------------------      ----------------

Income from investment operations:
  Net investment income (1)                              0.014              0.043                   0.050                 0.023

Less dividends:
   Dividends from net investment
    income                                              (0.014)            (0.043)                 (0.050)               (0.023)
                                                 -------------      -------------     -------------------      ----------------

Net asset value, end of period                         $  1.00            $  1.00                 $  1.00                $ 1.00
                                                 =============      =============     ===================      ================

Ratio/Supplemental Data:
Total return                                             1.39%              4.72%                   5.16%   **            2.29%  **
Net assets, end of period (000's)                     $ 17,635           $ 18,233                 $24,956              $ 24,956

Ratio to average net assets:
   Net investment income                                 1.37%              4.31%                   5.50%    *            4.58%  *

Operating expenses including
                                                         0.75%              0.75%                   0.55%    *            0.55%  *
reimbursement/waiver/recoupment
Operating expenses excluding
   reimbursement/waiver/recoupment                       0.81%              0.71%                   0.60%    *            1.07%  *

-----------------------------------------------------------------------------------------------------------------------------------

1) Net investment income per share before waiver of fees and reimbursement of expenses by the Investment Adviser was $0.0131, $0.0435, $0.0499 and $0.0202 for the years ended September 30, 2002 and 2001, the eleven months ended September 30, 2000, and the period ended October 31, 1999, respectively.

      * - Annualized
      ** - Unannualized
      *** - Commencement of operations

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding, is as follows:

                                                                                                                FOR THE PERIOD
                                                                                               FOR THE            JANUARY 5,
                                                                                                ELEVEN            1999***
                                                                                             MONTHS ENDED          THROUGH
                                                         FOR THE YEAR ENDED SEPT. 30,          SEPT. 30,         OCTOBER 31,
                                                    ----------------------------------     ---------------      ------------

                                                        2001                  2002               2000                 1999
                                                    -----------        --------------     ---------------       -----------
For a share outstanding Throughout the period:
Net asset value, beginning of period                   $   1.00              $   1.00            $   1.00          $   1.00
                                                    -----------        --------------     ---------------       -----------

Income from investment operations:
  Net investment income (1)                               0.018                 0.047               0.053             0.040

Less dividends:
   Dividends from net investment
    income                                               (0.018)               (0.047)             (0.053)           (0.040)
                                                    -----------        --------------     ---------------       -----------

Net asset value, end of period                         $   1.00            $     1.00           $   1.00        $   1.00
                                                    ===========        ==============     ===============       ===========

Ratio/Supplemental Data:
Total return                                             1.83%                 5.04%               5.52%  **         4.04% **
Net assets, end of period (000's)                    $ 123,094             $  96,224            $ 50,378         $ 114,563

Ratio to average net assets:
   Net investment income                                 1.80%                 4.71%               5.82%  *          4.86% *

Operating expenses including
                                                         0.33%                 0.22%               0.20%  *          0.20% *
reimbursement/waiver/recoupment
Operating expenses including
  reimbursement/waiver/recoupment                        0.29%                 0.31%               0.28%  *          0.49% *

-------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share before waiver of fees and reimbursement of expenses by the Investment Adviser was $0.0184, $0.0462, $0.0526 and $0.0376 for the years ended September 30, 2002 and 2001, the eleven months ended September 30, 2000, and the period ended October 31, 1999, respectively.

*   - Annualized
**  - Unannualized
*** - Commencement of operations

KPMG



        Financial Services
        757 Third Avenue
        New York, NY  10017

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust:

We have audited the accompanying statements of assets and liabilities of U.S. Government Portfolio (the "Portfolio"), a series of Cadre Institutional Investors Trust, including the schedule of investments as of September 30, 2002, and the related statement of operations for the year then ended, statements of changes in net assets for each of the four-years in the period then ended, and financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Institutional Investors Trust U.S. Government Portfolio as of September 30, 2002, the results of its operations, the changes in its net assets for each of the four-years in the period then ended, and financial highlights for each of the years or periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                            /S/ KPMG  LLP


November 8, 2002


CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
-------------------------------------------------------------------------------------------------------------

       Principal                                                      Yield to Reset Date
         Amount                Description                            or Maturity on Date        Value
     (In Thousands)           Maturity Date                               of Purchase           (Note 2)
     --------------           -------------                               -----------           --------

     U.S. GOVERNMENT AGENCY OBLIGATIONS - 76.6%
            $ 5,000           Federal Agricultural Mortgage Corp.           1.74 %              $ 4,986,677
                              November 26, 2002

              5,430           Federal Farm Credit Bank                      1.74                  5,422,520
                              October 30, 2002

             15,000           Federal Home Loan Bank                        1.86                 15,000,000
                              October 1, 2002

              7,000           Federal Home Loan Bank                        1.70                  6,974,022
                              December 20, 2002

              4,000           Federal Home Loan Bank                        1.65                  3,978,176
                              January 31, 2003

              2,000           Federal Home Loan Bank                        2.06                  2,000,000
                              July 2, 2003

             11,311           Federal Home Loan Mortgage Corp.              1.91                 11,305,744
                              October 10, 2002

              4,000           Federal Home Loan Mortgage Corp.              2.07                  4,006,335
                              October 15, 2002

              7,749           Federal Home Loan Mortgage Corp.              1.86                  7,723,636
                              December 5, 2002

              7,000           Federal Home Loan Mortgage Corp.              1.73                  6,976,200
                              December 12, 2002

              7,000           Federal Home Loan Mortgage Corp.              1.70                  6,974,347
                              December 19, 2002


    The accompanying notes are an integral part of these financial statements



                                       18


CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------------------------------------

       Principal                                                       Yield to Reset Date
         Amount               Description                              or Maturity on Date          Value
     (In Thousands)           Maturity Date                                of Purchase             (Note 2)
     --------------           -------------                                -----------             --------

     U.S. GOVERNMENT AGENCY OBLIGATIONS - (CONTINUED)

           $ 5,000           Federal Home Loan Mortgage Corp.               2.14   %           $ 4,974,867
                             December 27, 2002

             5,000           Federal Home Loan Mortgage Corp                1.97                 4,967,750
                             January 30, 2003

            13,500           Federal National Mortgage Assoc.               1.73                13,490,418
                             October 16, 2002

             2,000           Federal National Mortgage Assoc.               1.72                 1,997,285
                             October 30, 2002

             2,000           Federal National Mortgage Assoc.               1.75                 2,001,492
                             November 5, 2002

             5,000           Federal National Mortgage Assoc.               1.70                 4,985,156
                             December 4, 2002

             7,195           Federal National Mortgage Assoc.               1.71                 7,168,888
                             December 18, 2002

             2,000           Federal National Mortgage Assoc.               2.44                 1,983,015
                             February 7, 2003

             5,000           Federal National Mortgage Assoc.               1.71                 4,967,296
                             February 19, 2003

             2,000           Federal National Mortgage Assoc.               2.48                 1,971,600
                             May 2, 2003





    The accompanying notes are an integral part of these financial statements


                                       19







CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------------------------------------
       Principal                                                    Yield to Reset Date
         Amount               Description                           or Maturity on Date         Value
     (In Thousands)           Maturity Date                             of Purchase            (Note 2)
     --------------           -------------                             -----------            --------

     U.S. GOVERNMENT AGENCY OBLIGATIONS - (CONTINUED)

       $  1,000              Federal National Mortgage Assoc.               2.09   %          $    984,831
                             June 27, 2003

                                                                                               -----------
                             Total U.S. Government Agency Obligations                          124,840,255
                                                                                               -----------
                             (amortized cost $124,840,255)

     U.S. GOVERNMENT AGENCY FLOATING RATE OBLIGATION - 4.3%

       7,000                 Federal National Mortgage Assoc.               1.74                 6,999,623
                             Resets Monthly
                             December 5, 2002

                             Total U.S. Government  Agency
                                                                                              ------------
                             Floating Rate Obligation                                            6,999,623
                                                                                              ------------
                             (amortized cost $6,999,623)

    REPURCHASE AGREEMENT - 19.0%

        30,925               Repurchase Agreement with Goldman Sachs,       1.94                30,925,000
                             1.91%, dated September 30, 2002 due
                             October 1, 2002, repurchase price $30,926,641
                             (collateralized by various Government National
                             Mortgage Association Pools with a market
                             value of $31,543,501)

                                                                                            ---------------
                             Total Repurchase Agreement                                         30,925,000
                                                                                            ---------------
                             (amortized cost $30,925,000)

                             Total Investments - 99.9%                                         162,764,878
                             (amortized cost $162,764,878)

                             Other assets in excess of liabilities - 0.1%                          119,229
                                                                                            ---------------

                             Net Assets - 100.0%                                             $ 162,884,107
                                                                                            ==============




    The accompanying notes are an integral part of these financial statements



CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
ASSETS:

Investments, at value
    U.S. Government Agency Obligations $124,840,255
    U.S. Government Agency Floating Rate Obligation                  6,999,623
     Repurchase Agreement                                           30,925,000
                                                                ---------------

         Total investments, at value                               162,764,878
Cash                                                                       791
Interest receivable                                                    156,382
Prepaid expenses                                                        11,736

                                                                ---------------
          Total Assets                                             162,933,787
                                                                ---------------


LIABILITIES:
Investment advisory fees payable                                         7,888
Accrued trustees' fees and expenses                                      2,389
Other accrued expenses                                                  39,403

                                                                ---------------
          Total Liabilities                                             49,680
                                                                ---------------

          NET ASSETS                                             $ 162,884,107
                                                                ===============






   The accompanying notes are an integral part of these financial statements.



CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2002
--------------------------------------------------------------------------------


INVESTMENT INCOME:
    Interest                                                  $ 3,029,768
EXPENSES:
    Investment advisory fees                                       84,946
    Audit and tax fees                                             25,450
    Rating fees                                                    25,346
    Custodian fees and expenses                                    13,961

    Trustees' fees and expenses                                     4,598
    Legal fees                                                        526
    Other expenses                                                  5,033
                                                            --------------
                        Total expenses                            159,860
                                                            --------------
NET INVESTMENT INCOME                                         $ 2,869,908
                                                            ==============









   The accompanying notes are an integral part of these financial statements.


CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                FOR THE
                                                                                       FOR THE                   PERIOD
                                                                                     ELEVEN MONTHS              DEC. 21,1998
                                                                                   ENDED SEPTEMBER 30,       THROUGH OCTOBER 31,
                                             FOR THE YEAR ENDED SEPT. 30,
                                      ------------------------------------------  ----------------       --------------------

                                               2002                  2001                2000                      1999***
                                      -----------------       ---------------     -----------------       --------------------
OPERATIONS:

   Net investment income                 $    2,869,908        $    9,257,552      $      8,593,529             $    6,610,873

                                      -----------------       ---------------     -----------------       --------------------

SHARE TRANSACTIONS:

   Contributions                          1,531,488,873         1,548,998,934         1,463,961,030              1,431,230,426
   Withdrawals                           (1,509,692,237)       (1,599,067,575)       (1,477,999,303)            (1,253,367,903)
                                      -----------------       ---------------     -----------------       --------------------
  Net increase (decrease) in net
    Assets resulting from beneficial
    Interest transactions                   21,796,636            (50,068,641)          (14,038,273)                177,862,523
                                      -----------------       ---------------     -----------------       --------------------


  Total increase (decrease)
     in net assets                          24,666,544            (40,811,089)           (5,444,744)                184,473,396

NET ASSETS:

   Beginning of period                      138,217,563           179,028,652           184,473,396                          0
                                      -----------------       ---------------     -----------------       --------------------
   End of period                           $162,884,107         $ 138,217,563         $ 179,028,652               $184,473,396
                                      =================       ===============     =================       ====================

Financial Highlights:

Ratio to Average Net Assets
    Net expenses                               0.11%                   0.12%                 0.10% *                    0.15%  *

    Net investment income                      2.03%                   5.13%                 6.00% *                    4.92%  *


Total return                                   2.05%                   5.13%                 5.61% **                   4.30%  **


*     - Annualized
**    - Unannualized
***   - Commencement of operations




   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio commenced investment operations on December 21, 1998 upon a tax free transfer of securities from the Cadre Liquid Asset Fund - U.S. Government Series.

Pursuant to the board of trustee's meeting held on December 15, 1999, the trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

VALUATION OF SECURITIES
Investments are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains or losses on sales of securities are determined by the identified cost method.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

FEDERAL INCOME TAXES
The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.


NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., whereby Cadre provides investment advisory services and administrative services to the Portfolio. For its services, Cadre is paid an annual fee of 0.06% of the Portfolio's average daily net assets.

Ambac Securities Inc., formerly known as Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive placement agent of the Trust's shares.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee and the Chairman of the Nominating Committee, each receive an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

                       CADRE INSTITUTIONAL INVESTORS TRUST
                  CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
                    CADRE AFFINITY FUND - MONEY MARKET SERIES
                    CADRE RESERVE FUND - MONEY MARKET SERIES
                                  ANNUAL REPORT

                               SEPTEMBER 30, 2002

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
CIIT CHAIRMAN'S ANNUAL REPORT LETTER
--------------------------------------------------------------------------------
Dear Shareholders:

This has been a rough year for our economy. What will we remember about 2002? Will 2002 be remembered for the incredible mortgage rates? Or for the Fed Reserve lowering rates to levels not seen in more than 40 years? Or will we remember 2002 for the endless wave of companies that reported that they failed to implement appropriate safeguards to protect the assets of their investors?

Your board of trustees wants to assure you that your investment in the trust has to meet strict investment criterion. There are concentration limits regarding companies and industries. These diversification tests are filed quarterly and are mandated by the IRS. As another example of our commitment to providing you with investment safeguards we have the Money Market Series rated AAAm (the highest rating) by Standard and Poor's while the U.S. Government Series is rated AAAm by Standard and Poor's and Aaa by Moody's. This year, as mandated by the Sarbanes-Oxley Act of 2002, Cadre Financial Services, Inc. will be certifying these Financial Statements. As you can see, your Board of Trustees takes very seriously the safety of your investment.

In February of this year, the Trust's total assets reached a record high of $2.2 billion. This shows an enormous amount of confidence in the Trust, its Board of Trustees and its administrator, Cadre Financial Services, Inc., a wholly owned subsidiary of Ambac.

As a shareholder of the Trust, you can access your account information 24 hours a day, seven days a week through COMPASS. This online service offers complete, up-to-date account and investment information, pertinent general information, transaction input up to six months in advance, current and previous monthly statements and current yield information.

On behalf of your Board of Trustees, I want to thank each of you for your continued confidence and support.



Sincerely,

/s/ Michael P. Flanagan
Michael P. Flanagan
Chairman

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

The period began with the federal funds target rate at 1.75% and with the Federal Reserve having just adopted a neutral bias towards the direction of interest rates after having already lowered short-term interest rates by 475 basis points in 2002. The fed had moved to a neutral bias as some early signs of an economic recovery began to emerge. In fact, the market was predicting interest rate increases before the end of 2002, as evidenced by the December 2002 fed funds futures' contract trading at 3.4% at the end of March.

Signs of the much hoped for economic recovery began to disappear. In the second quarter, gross domestic product grew at only a 1.3% annual rate. Furthermore, revisions to previous reports show that the economy actually contracted in the first nine months of 2001 and that the economy grew at a 5.0% rate in the first quarter as opposed to the 6.1% rate which was previously reported. Consumer spending, which accounts for two-thirds of economic activity, rose at a 1.8% rate which was the slowest since the third quarter of 2001. That was followed by a lower than expected 3.1% annual rate in the third quarter rate. Growth in the third quarter was fueled by the consumer, as evidenced by consumer spending increasing at a 4.2% annual rate. However, recent reports suggest that the consumer may be pulling back. In October, consumer confidence plunged to a nine year low as job cuts and expectations of declining incomes burdened consumers. The Confidence Board's consumer confidence index decreased to 79.4 from 93.7. The 14.3 point decline was the largest since the terrorist attacks. It was the fifth straight decline and reflected declines in consumers' assessments of their present conditions and expectations for the next six months.

Also, U.S. manufacturing contracted in October for the second straight month, reflecting a slowdown in production. The manufacturing index of the institute for Supply Management, formerly known as The National Association of Purchasing Management, fell to 48.5 in the month of September. A level below 50 signals a contracting manufacturing sector. Also, the index is down from its recent high of 56.2 in June. Although the manufacturing sector had showed some sign of recovering, with the outlook for demand uncertain, it is likely that businesses will be cautious in rebuilding inventory.

The labor market continues to deteriorate. In October the U.S. unemployment rate increase to 5.7% from 5.6%. Payrolls fell 5,000 after dropping 13,000 in September. Also, manufacturing employment declined for a 27th straight month. Furthermore, since March of 2001, more than 1.5 million jobs have been lost.

These signs of slow economic growth caused the Fed to adopt a tightening bias at their August meeting and actually two Fed members voted for a rate cut at the September meeting. However, the Fed chose to leave the fed funds target rate 1.75%. The market is currently predicting an easing of monetary policy before the end of the year as evidenced by the 1.395% yield of the December fed funds futures' contract.





Cadre Financial Services, Inc.

                              TRUSTEES AND OFFICERS

Chairman / Trustee     Michael P. Flanagan *      Executive Director
                                                  MASA

Trustee                Richard J. Anderson *+     Associate Executive Director
                                                  NSBA

Trustee                Frank Bivona               Vice Chairman and CFO
                                                  Ambac Financial Group, Inc.

Trustee                Harvey A. Fein *+          Vice President and CFO
                                                  Molina Healthcare, Inc.

Trustee                Russell E. Galipo +        Retired


Trustee                C. Roderick O'Neil         Retired


Trustee                William J. Reynolds, Esq.  Retired


Trustee                Dr. Don I. Tharpe *        Vice President and COO
                                                  Council on Foundations

President              Kevin J. Burke             Chief Executive Officer
                                                  Cadre Financial Services, Inc.

Secretary              Anne G. Gill, Esq.         First Vice President
                                                  Ambac Financial Group, Inc.

Assistant Secretary    Fred Jensen, Esq.          Vice President
                                                  Cadre Financial Services, Inc.

Assistant Secretary    Jennifer Scheffel, Esq.    Assistant Vice President
                                                  Cadre Financial Services, Inc.

Treasurer              Danielle Buell             Vice President
                                                  Cadre Financial Services, Inc.

                              TEAM OF PROFESSIONALS

Investment Adviser                                Cadre Financial Services, Inc.
Administrator                                     Cadre Financial Services, Inc.
Transfer Agent                                    Cadre Financial Services, Inc.
Distributor                                       Ambac Securities, Inc
Custodian                                         US Bank
Independent Auditors                              KPMG LLP
Legal Counsel                                     Schulte, Roth & Zabel LLP


*Audit committee                                  +Nominating Committee

                             THIS PAGE INTENTIONALLY
                                   LEFT BLANK

KPMG


          Financial Services
          757 Third Avenue
          New York, NY  10017

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust:

We have audited the accompanying statements of assets and liabilities of Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - Money Market Series, and Cadre Reserve Fund - Money Market Series, (the "Funds") each a series of the Cadre Institutional Investors Trust, as of September 30, 2002, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - Money Market Series, and Cadre Reserve Fund - Money Market Series as of September 30, 2002, the results of their operations, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                           /s/ KPMG LLP

November 8, 2002


CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                                          CADRE
                                                          LIQUID                       CADRE                        CADRE
                                                          ASSET                      AFFINITY                     RESERVE
                                                           FUND                         FUND                         FUND
                                                      -----------------     -----------------------     -------------------------

ASSETS:
Investment in Cadre Institutional Investors Trust -
   Money Market  Portfolio, at value                      $ 27,631,016                $ 25,666,480                 $ 176,123,215
Other assets                                                 1,850,934                      80,018                       283,934
                                                      -----------------     -----------------------     -------------------------
          Total Assets                                      29,481,950                  25,746,498                   176,407,149
                                                      -----------------     -----------------------     -------------------------

LIABILITIES:

Cash received from participant pending investment
    in fund shares                                           1,822,230                       6,417                       275,581
Administration fees payable                                      4,171                       4,666                        23,644
Transfer agent fees payable                                      1,098                       1,228                        11,822
12b-1 fees payable                                               -                           2,456                         -
Accrued trustees' fees and expenses                              1,206                         455                         3,788
Other accrued expenses                                          30,031                      27,207                        20,970
                                                      -----------------     -----------------------     -------------------------
          Total Liabilities                                  1,858,736                      42,429                       335,805
                                                      -----------------     -----------------------     -------------------------

          NET ASSETS:                                     $ 27,623,214                $ 25,704,069                 $ 176,071,344
                                                      =================     =======================     =========================

Shares of beneficial interest outstanding
     (unlimited shares authorized)                          27,623,214                  25,704,069                   176,071,344
                                                      =================     =======================     =========================

NET ASSET VALUE, OFFERING PRICE AND
     REDEMPTION PRICE PER SHARE                                      $                           $                             $
                                                                  1.00                        1.00                          1.00
                                                      =================     =======================     =========================


NET ASSETS CONSIST OF:
Common Stock, at par value                                  $   27,623                  $   25,704                   $   176,071
Paid-in capital in excess of par value                      27,595,591                  25,678,365                   175,895,273
                                                      -----------------     -----------------------     -------------------------
         NET ASSETS                                       $ 27,623,214                $ 25,704,069                 $ 176,071,344
                                                      =================     =======================     =========================




   The accompanying notes are an integral part of these financial statements.


CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2002
----------------------------------------------------------------------------------------------------

                                                   CADRE
                                                   LIQUID              CADRE              CADRE
                                                   ASSET             AFFINITY            RESERVE
                                                    FUND                FUND               FUND
                                                  --------         ------------       -------------
INVESTMENT INCOME:

INVESTMENT INCOME AND EXPENSES ALLOCATED
     FROM CIIT MONEY MARKET PORTFOLIO

     Interest                                    $656,415              $601,150         $4,226,190

     Expenses                                      27,284                25,334            179,182
                                                 --------              --------         ----------
NET INVESTMENT INCOME FROM CIIT                   629,131               575,816          4,047,008
     MONEY MARKET PORTFOLIO





EXPENSES:
    Administration fees                            56,932                53,301            197,506
    Transfer agent fees                            14,982                14,026             98,757
    12b-1 fees                                       --                  28,053               --
    Custodian fees                                 58,518                55,196              7,784
    Audit and tax fees                             10,100                10,100             10,100
    Registration and filing fees                     --                   5,005               --
    Printing fees                                     850                   850                850
    Trustees' fees and expenses                     1,806                 1,350              8,325
    Other expenses                                  6,051                 3,483              6,604
                                                 --------              --------         ----------
              Total expenses                      149,239               171,364            329,926
              Less/Plus:  Expense recoupements       --                    --               84,129
                                                 --------              --------         ----------
              Net expenses                        149,239               171,364            414,055
                                                 --------              --------         ----------
NET INVESTMENT INCOME                            $479,892              $404,452         $3,632,953
                                                 ========              ========         ==========






   The accompanying notes are an integral part of these financial statements.


CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------

                                                             CADRE LIQUID ASSET FUND
                                                          --------------------------------

                                                          FOR THE YEAR ENDED SEPTEMBER 30,
                                                          -------------------------------

                                                              2002             2001
                                                          -------------    --------------
OPERATIONS:

     Net investment income                                $     479,892    $   2,017,842
                                                          -------------    -------------

DIVIDENDS TO SHAREHOLDERS FROM:

     Net investment income                                     (479,892)      (2,017,842)
                                                          -------------    -------------

SHARE TRANSACTIONS:

     Net proceeds from sale of shares                       647,257,911      574,483,485
     Net asset value of shares issued to shareholders
        from reinvestment of dividends                          479,892        2,017,842
     Cost of shares redeemed                               (656,150,592)    (580,999,606)
                                                          -------------    -------------
         Net (decrease) increase in net assets
         resulting from share transactions                   (8,412,789)      (4,498,279)
                                                          -------------    -------------

         Total (decrease) increase in net assets             (8,412,789)      (4,498,279)

NET ASSETS:

     Beginning of period                                     36,036,003       40,534,282
                                                          -------------    -------------
     End of period                                        $  27,623,214    $  36,036,003
                                                          =============    =============

OTHER INFORMATION

Share Transactions:
     Shares sold                                            647,257,911      574,483,485
     Shares issued to shareholders from
         Reinvestment of dividends                              479,892        2,017,842
     Shares repurchased                                    (656,150,592)    (580,999,606)
                                                          -------------    -------------
          Net (decrease) increase in shares outstanding      (8,412,789)      (4,498,279)
                                                          =============    =============



   The accompanying notes are an integral part of these financial statements.




--------------------------------------------------------------------------------------
        CADRE AFFINITY FUND                             CADRE RESERVE FUND
-------------------------------------------     --------------------------------------

    FOR THE YEAR ENDED SEPTEMBER 30,              FOR THE YEAR ENDED SEPTEMBER 30,
-------------------------------------------     --------------------------------------
     2002                     2001                   2002                  2001
-----------------    --------------------       ------------          ---------------
$     404,452            $   2,330,582         $     3,632,953         $    11,796,256
-------------            -------------         ---------------         ---------------
     (404,452)              (2,330,582)             (3,632,953)            (11,796,256)
-------------            -------------         ---------------         ---------------
  511,335,904              525,530,592           2,288,836,152           1,904,686,109

      404,452                2,330,582               3,632,953              11,796,256
 (514,266,672)            (577,917,900)         (2,323,756,768)         (1,803,644,592)
-------------            -------------         ---------------         ---------------

   (2,526,316)             (50,056,726)            (31,287,663)            112,837,773
-------------            -------------         ---------------         ---------------

   (2,526,316)             (50,056,726)            (31,287,663)            112,837,773

   28,230,385               78,287,111             207,359,007              94,521,234
-------------            -------------         ---------------         ---------------
$  25,704,069            $  28,230,385         $   176,071,344         $   207,359,007
=============            =============         ===============         ===============

  511,335,904              525,530,592           2,288,836,152           1,904,686,109

      404,452                2,330,582               3,632,953              11,796,256
 (514,266,672)            (577,917,900)         (2,323,756,768)         (1,803,644,592)
-------------            -------------         ---------------         ---------------
   (2,526,316)             (50,056,726)            (31,287,663)            112,837,773
=============            =============         ===============         ===============





   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the Cadre Liquid Asset Fund - Money Market Series ("Cadre Liquid Asset Fund"), the Cadre Affinity Fund - Money Market Series ("Cadre Affinity Fund") and the Cadre Reserve Fund - Money Market Series ("Cadre Reserve Fund") (collectively the "Funds"). The Funds commenced operations on May 3, 1999, May 3, 1999 and May 19, 1999, respectively.

The Funds invest all of their investable assets in the Money Market Portfolio (the "Portfolio"). The portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Funds.

The value of the Funds' investments in the Portfolio, as reflected in the Statements of Assets and Liabilities, reflects each Fund's proportionate interest in the net assets of the Portfolio (1.73% for Cadre Liquid Asset Fund, 1.61% for Cadre Affinity Fund, 11.05% for Cadre Reserve Fund at September 30, 2002.) The Funds' performance is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

Pursuant to the Board of Trustees meeting held on December 15, 1999, the trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
INVESTMENT INCOME
The Funds record their proportionate share of the Portfolio's net investment income and realized gains and losses each day. Net investment income and realized gains and losses of the Portfolio are allocated on a pro-rata basis among the Funds and the other investors in the Portfolio at the time of such determination.

DIVIDENDS TO SHAREHOLDERS
Substantially all of the Funds' net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Funds' daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Funds. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

FEDERAL INCOME TAXES
The Funds are treated as a separate entity for federal income tax purposes and intend to qualify each year as a "regulated investment companies" under Subchapter M of the Code and to make distributions of substantially all of their income, including net realized capital gains, if any, to relieve them from substantially all Federal income and excise taxes. Therefore, no Federal income tax provisions are required.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has entered into an Administration Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., under which Cadre is responsible for certain aspects of the administration and operation of the Funds. For its services, Cadre is paid an annual fee based on the Funds' average daily net assets according to the following schedule:

--------------------------------------------------------------------------------
                                Cadre Liquid Asset  Cadre Affinity Cadre Reserve
                                --------------------   Fund          Fund
              Fund
--------------------------------------------------------------------------------
0 - $250,000,000                       0.19%           0.19%            0.10%
--------------------------------------------------------------------------------
$250,000,001 - $1,000,000,000          0.165%          0.165%           0.075%
--------------------------------------------------------------------------------
Over $1,000,000,000                    0.14%           0.14%            0.05%
--------------------------------------------------------------------------------

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
The Trust, on behalf of the Funds, has entered into a Transfer Agent Agreement with Cadre, under which Cadre is responsible for providing shareholder recordkeeping services to the Funds. For its services, Cadre is paid an annual fee of 0.05% of the Funds' first $250 million average daily net assets, 0.04% of the Funds' next $750 million average daily net assets and 0.03% of the Funds average daily net assets in excess of $1 billion.

Ambac Securities, Inc., formerly known as Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares. Under the Distribution Plan, ASI receives payment of 0.10% of the average net assets of the Affinity Series. This payment is disbursed fully on a pro-rated basis to the various organizations, which ASI has entered into Distribution Agreements with, that provide assistance to the Series.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee, and the Chairman of the Nominating Committee, each receive an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

NOTE 4 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Cadre has voluntarily agreed to waive a portion of its fees and to reimburse the Cadre Reserve Fund for certain expenses to the extent the total operating expense of the Fund exceeds 0.30% (annualized) of their average daily net assets. During the year ended September 30, 2002, no such waiver or reimbursement was needed.


                         ----------- ------------------------------------------------------------- -----------------------------
                           Expense              Waived Fees             Reimbursed Expense                    Total
-------------------------            ------------------------------------------------------------- -----------------------------
                 Fund       Limit       Current       Life to Date  Current       Life to Date     Current       Life to Date
------------------------------------ --------- ----------------------------- --------------------------- ----------------------
Cadre Liquid Asset Fund      N/A     $      0          $ 63,290      $ 0           $ 51,651       $   0           $ 114,941
------------------------------------ --------- ----------------------------- --------------------------- ----------------------
Cadre Affinity Fund          N/A     $      0          $ 36,349      $ 0           $ 33,110       $   0           $ 69,459
------------------------------------ --------- ----------------------------- --------------------------- ----------------------
Cadre Reserve Fund          0.30%    $      0          $ 136,895     $ 0           $ 56,305       $   0           $ 193,200
------------------------------------ --------- ----------------------------- --------------------------- ----------------------



The Fund has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which the Funds have agreed to reimburse Cadre for any waived fees or reimbursed expenses to the extent the Funds' total operating expenses go below the expense limitation. During the year ended September 30, 2002, the following was reimbursed to Cadre pursuant to the terms of the Plan:




                            -------------------- -----------------------------------------------------
                                 Expense                      Amounts Reimbursed to Cadre
Fund                              Limit                   Current                 Life to date
------------------------------------------------ --------------------------- -------------------------
Cadre Liquid Asset Fund            N/A                       $ 0                      $ 74,163
------------------------------------------------ --------------------------- -------------------------
Cadre Affinity Fund                N/A                       $ 0                      $ 69,460
------------------------------------------------ --------------------------- -------------------------
Cadre Reserve Fund                0.30%                    $ 84,129                   $ 84,129
------------------------------------------------ --------------------------- -------------------------

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
Pursuant to the Excess Expense Reimbursement Plan, Cadre had determined that some reimbursable costs were unrecoverable. Therefore the balances due to Cadre have been reduced by these amounts. During the year ended September 30, 2002, Cadre deemed the following as unrecoverable:

                               ------------------------------------
                                      Amount Unrecoverable
   ----------------------------------------------------------------
                      Fund        Current       Life to date
   -------------------------------------- ----------------------
   Cadre Liquid Asset Fund          $0             $ 40,778
   -------------------------------------- ----------------------
   Cadre Affinity Fund              $0                $ 0
   -------------------------------------- ----------------------
   Cadre Reserve Fund               $0             $ 56,305
   -------------------------------------- ----------------------

As of September 30, 2002, the balances which remain recoverable for each fund are as follows:

    -------------------------------------------------------
                       Fund          Remaining Recoverable
    -------------------------------------------------------
    Cadre Liquid Asset Fund               $        0
    -------------------------------------------------------
    Cadre Affinity Fund                   $        0
    -------------------------------------------------------
    Cadre Reserve Fund                    $   52,766
    -------------------------------------------------------


CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:



                                                      FOR THE YEAR ENDED SEPT. 30,       FOR THE ELEVEN          FOR THE PERIOD
                                                  -----------------------------------     MONTHS ENDED            MAY 3, 1999***
                                                                                           SEPT. 30,            THROUGH OCT.31,
                                                          2002                2001            2000                   1999
                                                  ---------------        ------------     ---------------       ---------------
For a share outstanding throughout the period:

Net asset value,
    beginning of period                           $      1.00          $    1.00       $       1.00           $       1.00
                                                  -------------       ------------     ---------------         ----------------

Income from investment
     operations:
     Net investment income (1)                          0.016              0.046              0.053                  0.024

Less dividends:
     Dividends from net
     investment income                                 (0.016)            (0.046)            (0.053)                (0.024)
                                                  -------------       ------------     ---------------         ----------------

Net asset value, end of period                    $      1.00          $    1.00        $      1.00           $       1.00
                                                  =============       ============     ===============         ================


Ratio/Supplemental Data:
Total return                                             1.55%              4.61%              5.38%  **              2.40%  **
Net assets, end of period (000's)                 $     27,623         $  36,036        $    40,534            $    36,415

Ratio to average net assets:
  Net investment income                                  1.60%              4.58%              5.73%  *               4.72%  *
  Operating expenses including
     reimbursement/waiver/recoupment                     0.59%              0.66%              0.47%  *               0.47%  *
  Operating expenses excluding
     reimbursement/waiver/recoupment                     0.59%              0.50%              0.53%  *               0.94%  *

----------------------------------------------------------------- ------ ---------------- --------------- ------- -------------

(1) Net investment income per share before waiver of fees and reimbursement of expense by the Investment Adviser was $0.0160 for the year ended September 30, 2002 , $0.0475 for the year ended September 30, 2001, $0.0520 for the period ended September 30, 2000, and $0.0212 for the period ended October 31, 1999.

*- Annualized             **- Unannualized         ***-  Commencement of operations


CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - MONEY MARKET SERIES
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding, is as follows:


                                                                                                               FOR THE
                                                                                        FOR THE              PERIOD MAY 3,
                                                     FOR THE YEAR ENDED SEPT. 30,        ELEVEN                1999***
                                                   -------------------------------    MONTHS ENDED             THROUGH
                                                                                        SEPT. 30,              OCT. 31,
                                                        2002            2001              2000                   1999
                                                  -------------  ----------------   ---------------          -------------
For a share outstanding Throughout the period:

Net asset value,
    Beginning of period                           $      1.00      $      1.00       $      1.00             $    1.00
                                                  -------------  ----------------   ---------------          -------------

Income from investment
     Operations:
     Net investment income (1)                          0.014            0.049             0.052                 0.023

Less dividends:
     Dividends from net
      Investment income                                (0.014)          (0.049)           (0.052)               (0.023)
                                                  -------------  ----------------   ---------------          -------------

Net asset value, end of period                    $      1.00      $      1.00       $      1.00             $    1.00
                                                  =============  ================   ===============          =============


Ratio/Supplemental Data:
Total return                                             1.43%            4.70%             5.28%  **               2.35%  **
Net assets, end of period (000's)                 $     25,704     $    28,230       $     78,287            $     49,512

Ratio to average net assets:
  Net investment income                                  1.44%            4.90%             5.67%  *              4.65% *
  Operating expenses including
     reimbursement/waiver/recoupment                     0.70%            0.57%             0.57%  *              0.57% *
  Operating expenses excluding
     reimbursement/waiver/recoupment                     0.70%            0.51%             0.51%  *              0.86% *

-----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share before waiver of fees and reimbursement of expense by the Investment Adviser was $0.0144 for the year ended September 30, 2002, $0.0496 for the year ended September 30, 2001, $0.0526 for the period ended September 30, 2000, and $0.0217 for the period ended October 31, 1999.

*- Annualized           **- Unannualized       ***-  Commencement of operations


CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - MONEY MARKET SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:




                                                                                                                     FOR THE PERIOD
                                                           FOR THE YEAR ENDED SEPT. 30,         FOR THE                  MAY 19,
                                                      ----------------------------------      ELEVEN MONTHS              1999***
                                                                                              ENDED SEPT.              THROUGH OCT.
                                                          2002                2001              30, 2000                 31, 1999
                                                      -----------        -----------        -------------            ---------------
For a share outstanding Throughout the period:

Net asset value,
    Beginning of period                                    $ 1.00            $  1.00                 $  1.00               $  1.00
                                                      -----------        -----------        ----------------          ------------

Income from investment
     Operations:
     Net investment income (1)                              0.018              0.049                   0.056                 0.023

Less dividends:
     Dividends from net
     Investment income                                     (0.018)            (0.049)                 (0.056)               (0.023)
                                                      -----------        -----------        ----------------          ------------

Net asset value, end of period                            $  1.00            $  1.00                 $  1.00               $  1.00
                                                      ===========        ===========        ================          ============


Ratio/Supplemental Data:
Total return                                               1.86%              5.07%                   5.62%  **             2.50% **
Net assets, end of period (000's)                       $176,071           $207,359                 $94,521               $22,397

Ratio to average net assets:
  Net investment income                                    1.84%              4.91%                   6.15%  *              5.08%  *
  Operating expenses including
     reimbursement/waiver/recoupment                       0.30%              0.24%                   0.22%  *              0.22%  *
  Operating expenses excluding
     reimbursement/waiver/recoupment                       0.26%              0.27%                   0.32%  *              1.87%  *

----------------------------------------------------------------- ------ ----------- ------ ---------------- -------- -------------

(1) Net investment income per share before waiver of fees and reimbursement of expense by the Investment Adviser was $0.0188 for the year ended September 30, 2002, $0.0487 for the year ended September 30, 2001, $0.0554 for the period ended September 30, 2000, and $0.0156 for the period ended October 31, 1999.

*- Annualized                        **- Unannualized                         ***-  Commencement of operations

KPMG



         Financial Services
         757 Third Avenue
         New York, NY  10017


                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust:

We have audited the accompanying statements of assets and liabilities of Money Market Portfolio (the "Portfolio"), a series of Cadre Institutional Investors Trust, including the schedule of investments as of September 30, 2002, and the related statement of operations for the year then ended, statements of changes in net assets for each of the four-years in the period then ended, and financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Institutional Investors Trust Money Market Portfolio as of September 30, 2002, the results of its operations, the changes in its net assets for each of the four-years in the period then ended, and financial highlights for each of the years or periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.















                                              /s/ KPMG LLP


November 8, 2002


CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
------------------------------------------------------------------------------------------------------------

         Principal                                                       Yield to Reset Date
         Amount            Description                                    or Maturity on Date      Value
      (In Thousands)       Maturity Date                                  of Purchase             (Note 2)
      --------------       -------------                                  -----------             --------

COMMERCIAL PAPER -  63.2 %

  $     50,000             American General Finance Corp.                      1.75  %         $   49,992,833
                           October 4, 2002

        25,000             American General Finance Corp.                      1.78                24,931,944
                           November 26, 2002

        30,000             Archer Daniels Midland Co.                          1.78                29,928,542
                           November 19, 2002

        50,000             Ciesco LP                                           1.73                49,981,111
                           October 9, 2002

        20,000             Ciesco LP                                           1.75                19,964,644
                           November 7, 2002

        50,000             Citicorp                                            1.81                49,980,222
                           October 9, 2002

        25,000             Citicorp                                            1.77                24,913,000
                           December 12, 2002

        25,000             Clipper Receivables Corp.                           2.00                25,000,000
                           October 1, 2002

        25,000             Clipper Receivables Corp.                           1.81                24,972,806
                           October 23, 2002

        25,000             Clipper Receivables Corp.                           1.81                24,966,625
                           October 28, 2002

        35,500             Du Pont (EI) De Nemours                             1.75                35,496,608
                           October 3, 2002

        35,118             Enterprise Funding Corp.                            1.79               35,116,283
                           October 2, 2002











   The accompanying notes are an integral part of these financial statements.


                                       18



CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002
-------------------------------------------------------------------------------------------------------------

         Principal                                                       Yield to Reset Date
         Amount            Description                                   or Maturity on Date         Value
      (In Thousands)       Maturity Date                                    of Purchase             (Note 2)
      --------------       -------------                                    -----------             --------

COMMERCIAL PAPER - (CONTINUED)

    $   35,105             Enterprise Funding Corp.                            1.79  %           $ 35,022,620
                           November 18, 2002

        50,000             FCAR Owner Trust Series 1                           1.75                49,911,611
                           November 7, 2002

        25,000             FCAR Owner Trust Series 1                           1.79                24,913,222
                           December 11, 2002

        25,000             GE Capital Corp.                                    1.79                24,912,000
                           December 12, 2002

        75,000             Greenwich Funding Corp.                             1.79                74,864,077
                           November 7, 2002

        35,000             MINT A-1+/P-1                                       1.80                34,903,633
                           November 26, 2002

        35,000             MINT A-1+/P-1                                       1.76                34,811,039
                           January 22, 2003

        25,000             Morgan Stanley Dean Witter Discover                 1.79                24,965,778
                           October 29, 2002

        20,000             New Center Asset Funding A-1+                       1.78                19,930,972
                           December 11, 2002

        30,000             Salomon Smith Barney Holdings                       1.78                29,935,833
                           November 14, 2002

        50,000             San Paolo US Financial Co.                          1.78                49,878,472
                           November 20, 2002

        50,000             State Street Boston Corp.                           1.98                50,000,000
                           October 1, 2002


   The accompanying notes are an integral part of these financial statements.





                                       19


CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002
------------------------------------------------------------------------------------------------------------

         Principal                                                       Yield to Reset Date
         Amount            Description                                   or Maturity on Date         Value
      (In Thousands)       Maturity Date                                    of Purchase             (Note 2)
      --------------       -------------                                    -----------             --------

COMMERCIAL PAPER - (CONTINUED)

$       39,662            Stellar Funding Group                                1.77  %       $     39,648,581
                          October 8, 2002

        24,215            Stellar Funding Group                                1.80                24,203,094
                          October 11, 2002

        25,074            Triple-A One Funding Corp.                           1.79                25,027,418
                          November 8, 2002

        70,000            Variable Funding Capital Corp.                       1.77                69,942,389
                          October 18, 2002

                                                                                               --------------
                          Total Commercial Paper                                                1,008,115,357
                                                                                               --------------
                          (amortized cost $1,008,115,357)

FLOATING RATE COMMERCIAL PAPER  -  5.7 %

        50,000           Goldman Sachs Group Inc.                             1.77                50,000,000
                         Monthly reset
                         December 3, 2002

        40,000           Salomon Smith Barney Holdings                        1.80                40,000,000
                         Monthly reset
                         April 22, 2003

                                                                                          -------------------
               Total Floating Rate Commercial Paper                                               90,000,000
                                                                                          -------------------
               (amortized cost $90,000,000)

U.S. GOVERNMENT AGENCY OBLIGATIONS -  22.5 %

        26,684           Federal Farm Credit Bank                              2.37               26,324,285
                         April 30, 2003

        15,000           Federal Home Loan Bank                                2.00               14,970,750
                         November 6, 2002


   The accompanying notes are an integral part of these financial statements.





                                       20


CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002
-------------------------------------------------------------------------------------------------------------

         Principal                                                       Yield to Reset Date
         Amount            Description                                   or Maturity on Date         Value
      (In Thousands)       Maturity Date                                    of Purchase             (Note 2)
      --------------       -------------                                    -----------             --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

  $     10,412           Federal Home Loan Bank                                2.40  %          $  10,275,875
                         April 21, 2003

        35,090           Federal Home Loan Bank                                2.37                34,628,177
                         April 25, 2003

        18,622           Federal Home Loan Bank                                2.51                18,345,463
                         May 9, 2003

        24,000           Federal Home Loan Bank                                2.06                24,000,000
                         July 2, 2003

        35,000           Federal Home Loan Mortgage Corp.                      1.89                35,000,000
                         October 1, 2002

        63,000           Federal Home Loan Mortgage Corp.                      2.37                62,512,975
                         January 30, 2003

        35,000           Federal National Mortgage Assoc.                      1.89                35,000,000
                         October 1, 2002

        30,000           Federal National Mortgage Assoc.                      2.32                29,994,375
                         October 4, 2002

        10,000           Federal National Mortgage Assoc.                      2.26                 9,989,611
                         October 18, 2002

        15,000           Federal National Mortgage Assoc.                      2.23                14,946,900
                         November 29, 2002

        20,000           Federal National Mortgage Assoc.                      2.40               19,833,017
                         February 7, 2003










   The accompanying notes are an integral part of these financial statements.



                                       21



CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002
-------------------------------------------------------------------------------------------------------------

         Principal                                                       Yield to Reset Date
         Amount            Description                                   or Maturity on Date         Value
      (In Thousands)       Maturity Date                                    of Purchase             (Note 2)
      --------------       -------------                                    -----------             --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

  $    23,000            Federal National Mortgage Assoc.                     2.08  %         $   22,652,841
                                                                                               --------------
                           June 27, 2003

                           Total U.S. Government Agency Obligations                              358,474,269
                                                                                               --------------
                           (amortized cost $358,474,269)

REPURCHASE AGREEMENTS -  8.6 %

       75,000            Repurchase Agreement with Dresdner Securities, due October 1,
                         2002, repurchase price $75,003,854 (collateralized by U.S.
                         Treasury Notes, with a market value of $76,513,232)     1.88         $    75,000,000

        7,439            Repurchase Agreement with Goldman Sachs, due October 1, 2002, repurchase price $7,439,395 (collaterlized by various
                         Government National Mortgage Association Pools, with a market
                         value of $7,587,780)                                 1.94                  7,439,000

       55,000            Repurchase Agreement with SG Cowen,   due October 1, 2002,
                         repurchase price $55,002,933 (collateralized by a Government
                         National Mortgage Association Pool, with a market value of
                         $56,122,604)                                         1.95                 55,000,000

                                                                                               --------------
                         Total Repurchase Agreements                                              137,439,000
                                                                                               --------------
                         (amortized cost $137,439,000)

                         Total Investments - 100.0%                                          $  1,594,028,626
                         (amortized cost $1,594,028,626)

                         Other assets in excess of liabilities - 0.0%                                  29,101
                                                                                               -------------

                         Net Assets - 100.0%                                                  $ 1,594,057,727
                                                                                               ==============




   The accompanying notes are an integral part of these financial statements.


CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002

-------------------------------------------------------------------------------
ASSETS:

Investments, at value
      Commercial Paper                                            $1,008,115,357
      Floating Rate Commercial Paper                                  90,000,000
      U.S. Government Agency Obligations                             358,474,269
      Repurchase Agreements                                          137,439,000
                                                                  --------------
          Total Investments, at value                              1,594,028,626
Cash                                                                          98
Interest receivable                                                      199,098
Prepaid expenses                                                          18,476
                                                                  --------------
          Total Assets                                             1,594,246,298
                                                                  --------------






LIABILITIES:

Investment advisory fees payable                                         110,464
Accrued trustees' fees and expenses                                       18,300
Other accrued expenses                                                    59,807
                                                                  --------------
          Total Liabilities                                              188,571
                                                                  --------------

NET ASSETS                                                        $1,594,057,727
                                                                  ==============







   The accompanying notes are an integral part of these financial statements.



CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME:

     Interest                                                     $   37,531,552


EXPENSES:


     Investment advisory fees                                          1,396,350
     Custodian fees                                                       55,234
     Accrued trustees' fees and expenses                                  58,377
     Audit and tax fees                                                   25,450
     Legal fees                                                           21,976
     Other expenses                                                       37,897
                                                                  --------------
          Net expenses                                                 1,595,284
                                                                  --------------
     NET INVESTMENT INCOME                                        $   35,936,268
                                                                  ==============










   The accompanying notes are an integral part of these financial statements.


CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------


                                                                                  FOR THE               FOR THE
                                                                                  ELEVEN                PERIOD
                                          FOR THE YEAR ENDED SEPTEMBER 30,        MONTHS              MAY 3, 1999***
                                    ----------------------------------------      ENDED                 THROUGH
                                                                                SEPTEMBER 30,         OCTOBER 31,
                                           2002                 2001               2000                   1999
                                    ------------------------------------     ----------------       ----------------

OPERATIONS:

Net investment income              $     35,936,268     $     55,776,099     $     40,882,776       $     4,976,187
                                   ----------------     ----------------     ----------------       ---------------


SHARE TRANSACTIONS:

Contributions                        21,009,192,889       14,570,843,742       10,194,540,639         1,913,721,258
Withdrawals                         (21,031,138,151)     (13,763,332,196)     (10,227,164,851)       (1,210,176,933)
                                   ----------------     ----------------     ----------------       ---------------
  Net increase (decrease) in net
  assets resulting from
  beneficial interest
  transactions                          (21,945,262)         807,511,546          (32,624,212)          703,544,325
                                   ----------------     ----------------     ----------------       ---------------

Total increase in net assets             13,991,006          863,287,645            8,258,564           708,520,512

NET ASSETS:

Beginning of period                   1,580,066,721          716,779,076          708,520,512                     0
                                   ----------------     ----------------     ----------------       ---------------
End of period                      $  1,594,057,727     $  1,580,066,721     $    716,779,076       $   708,520,512
                                   ================     ================     ================       ===============



-------------------------------------------------------------------------------------------------------------------------

Financial Highlights:

Ratio to average net assets:
     Net expenses                             0.09%                0.10%                0.10%*                0.15%*
     Net investment income                    2.04%                4.82%                6.12%*                5.23%*

      Total Return                            2.07%                5.21%                5.73%**               2.53%**


  * - Annualized
 ** - Unannualized
*** - Commencement of operations




   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and supplementary data are those of the Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

Pursuant to the Board of Trustees meeting held on December 15, 1999, the trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

VALUATION OF SECURITIES
Investments are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of instruments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

REPURCHASE AGREEMENTS
The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES
The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., whereby Cadre provides investment advisory services and administrative services to the Portfolio. For its services, Cadre is paid at an annual rate equal to 0.08% of the first $1,500,000,000 of the Portfolio's average daily net assets; 0.075% of its average daily net assets between $1,500,000,001 and $2,000,000,000; 0.07% of its average daily net assets between $2,000,000,001 and $2,500,000,000; 0.065% of its average daily net assets between $2,500,000,001 and $3,000,000,000; and 0.06% of its average daily net assets in excess of $3,000,000,000.

Ambac Securities, Inc., formerly known as Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee, and the Chairman the Nominating Committee, each receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee, and the Chairman the Nominating Committee, each receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.